ANNUAL REPORT

MAY 31, 1999




Mercury
Gold and
Mining
Fund

OF MERCURY ASSET
MANAGEMENT FUNDS, INC.



MERCURY ASSET MANAGEMENT LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in stocks of gold mining companies, and to a lesser extent of companies engaged in other mining activities located throughout the world. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Gold and Mining Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.







Mercury Gold and Mining Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERCURY MASTER GOLD AND MINING
PORTFOLIO


BREAKDOWN OF STOCKS BY SECTOR

A pie chart illustrating the following percentages:
(As a Percentage of Net Assets as of May 31, 1999)


Gold            63.2%
Silver           2.9%
Platinum        13.8%
Diamonds         2.9%
Other           10.0%
Cash             7.2%


GEOGRAPHIC ASSET MIX

As a Percentage of Net Assets as of May 31, 1999

                                              FT Gold     Mercury Gold and
                                           Mines Index++  Mining Portfolio

Australasia                                    14.2%             9.8%
North America                                  59.2             34.4
Latin America                                   1.4              7.6
South Africa                                   22.2             31.5
Africa                                          3.0              6.3
SoutheastAsia                                   0.0              3.2
Cash                                            0.0              7.2

Total                                         100.0            100.0

[FN]
++An unmanaged geographically diversified Index of leading gold mining companies.


           May 31, 1999  2  Mercury Gold and Mining Fund




DEAR SHAREHOLDER


We are pleased to provide you with this first annual report to shareholders for Mercury Gold and Mining Fund. The Fund's main goal is long-term capital growth. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Gold and Mining Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss our investment strategies, and highlight some of the Portfolio's holdings. Complete performance information can be found on pages 6 and 7 of this report to shareholders.

Fiscal Year in Review
Since inception (February 26, 1999) to May 31, 1999, Mercury Gold and Mining Fund's Class I, Class A, Class B and Class C Shares had total returns of +0.90%, +0.80%, +0.60% and +0.60%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included.) The Fund's unmanaged benchmark, the Financial Times Gold Mines Index (FT Gold Mines Index), had a total return of -4.61% over the same period. The principal reason for the Fund's outperformance relative to the benchmark was the 13.8% weighting in the Portfolio's platinum shares.

Investment Review
As this is our first report to shareholders, we thought that it was appropriate to first review our objectives. We will then discuss how we have managed the Portfolio in the short period since its inception. The investment objective of the Portfolio is long-term capital growth. The Portfolio invests primarily in the stocks of gold mining companies, and to a lesser extent in shares of companies engaged in other mining activities located throughout the world. The Portfolio may also invest a portion of its assets directly in gold bullion. Performance is therefore likely to have a significant correlation with the price of gold.

Our investment team's philosophy is value-orientated. We seek to invest in those mining companies that offer the greatest exposure to metal or mineral price movements that also exhibit financial strength. We endeavour to avoid companies that hedge significant portions of production and reserves. We are focused on investing in mining companies with existing metals or mineral production and those that are developing quality assets. Therefore, we have a limited exposure to pure exploration companies.

At the time of the Fund's launch early in 1999, we entered the market during a depressed gold price environment. As gold traded at close to a 20-year low, this presented an attractive opportunity for investments in gold and gold mining equities.

Our strongest views reflect a preference for South African gold shares--particularly relative to North American gold shares--and a positive outlook on the prospects for platinum group metals and platinum shares. Consequently, we are overweight in South Africa and


           May 31, 1999  3  Mercury Gold and Mining Fund


underweight in North America relative to the FT Gold Mines Index. At this time, we plan to maintain our exposure to platinum shares.

Driving our preference for South African gold stocks relative to North American gold stocks is the better value we see in South Africa, particularly in terms of much lower price/earnings ratios and higher dividend yields. In addition, we believe that South African gold mining companies have the opportunity to substantially improve productivity, and hence profitability, given the massive restructuring of the industry that has been underway since the end of Apartheid in 1994. In contrast, North American gold mining companies already tend to run their operations efficiently and scope for meaningful improvement is more limited.

Investment Outlook
At May 31, 1999, the gold price was US$265/ounce, down from US$287/ounce, the price of gold at the launch of the Fund on February 26, 1999. The current bear market in gold started in January 1996 when gold traded at US$415/ounce and over the last three and a half years gold has fallen by about US$150/ounce or by 35%. Gold mining equities have also been hard hit, having lost two-thirds of their value over the period. Put simply, gold currently looks inexpensive in absolute terms and relative to other asset classes, notably equities and bonds.

In terms of improving supply/demand fundamentals, demand for gold has rebounded strongly after the massive dishoarding seen in the wake of the Asian crisis. According to the World Gold Council, demand reached an all-time record high level in the fourth quarter of 1998. Metal markets were very badly hit by the onset of the Asian crisis as investors correctly linked a downturn in Asia to a reduction in demand for metals. However, there are signs that Asia may be past the worst and any recovery in Asian growth should be positive for all metals, particularly gold, given that Asia is one of the main gold-buying regions. In addition, we expect that the millennium will see a significant increase in demand for gold as it is anticipated that consumers will purchase commemorative items, many of which will contain gold.

It is important to note that at the current low gold price it is extremely difficult for gold companies to invest in new projects that provide an attractive rate of return. In other words, the industry is not able to replace the gold that is being depleted through mining each year. 1999 is likely to be the peak year for mined supply of gold for many years. In addition, at the current gold price many gold mines are barely covering their cash costs of production and any further fall in the gold price could result in mine closures. We view the downside risk in the gold price as low for these reasons.

The announcement on May 7, 1999 that the Bank of England (BoE) intended to reduce UK gold reserves from 715 tonnes to around 300 tonnes over the next few years was a negative surprise to the market. Although the actual quantity of gold is relatively modest and should readily be absorbed by the market, the news nevertheless


           May 31, 1999  4  Mercury Gold and Mining Fund


further undermined sentiment toward gold. In reaction to the news, we adopted a defensive stance in the Portfolio by reducing our exposure to gold shares and raising our cash levels to 10%. The first sale of gold by the BoE took place on July 6, 1999, and looking forward we expect sentiment toward gold to gradually improve.

We are optimistic on the prospects for the platinum and palladium prices. More specifically, we see a tightening supply/demand situation developing as we expect solid demand driven by growth in autocatalyst use, coupled with falling Russian exports as their inventories are depleted. Looking to the medium term, we see the prospect of a substantial boost to demand for platinum coming from its use as a catalyst in fuel cells. Fuel cells are emerging as the most likely replacement for the internal combustion engine on environmental grounds. The automobile and oil industries are taking fuel cells very seriously and the first commercial vehicles are anticipated from DaimlerChrysler in 2004.

The ongoing recovery in Asia has prompted a positive reassessment of global growth prospects and the dramatic move into cyclical shares which began earlier this year. Asia was the key factor behind the fall in metal prices and any improvement may very likely provide higher metal prices. Therefore, mining shares are poised to offer attractive returns which the Portfolio will seek to capitalize on while retaining its focus on gold shares.

In Conclusion
It is important to remember that even a small improvement in the gold price from these low levels would translate to substantial gains in gold mining equities. For this reason, we see the risk/reward of investing in gold shares as attractive and plan to remain near fully invested in gold shares while actively managing the Portfolio to take advantage of opportunities in other mining shares. However, we would like to remind shareholders of the volatility associated with gold shares, and therefore, investing in this market requires a long-term view.

We thank you for your investment in Mercury Gold and Mining Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Jeffrey Peek)                    (Trevor Steel)
Jeffrey Peek                       Trevor Steel
President                          Portfolio Manager


July 14, 1999


           May 31, 1999  5  Mercury Gold and Mining Fund


FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



RECENT PERFORMANCE RESULTS*

                                              3 Month     Since Inception
                                            Total Return    Total Return

Class I                                        +0.90%           +0.90%
Class A                                        +0.80            +0.80
Class B                                        +0.60            +0.60
Class C                                        +0.60            +0.60


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 2/26/99.


           May 31, 1999  6  Mercury Gold and Mining Fund



FUND PERFORMANCE DATA (CONCLUDED)



AGGREGATE TOTAL RETURN



                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

Inception (2/26/99)
through 3/31/99                            -0.50%         -5.72%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

Inception (2/26/99)
through 3/31/99                            -0.60%         -5.82%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                          Without           With
Class B Shares*                             CDSC           CDSC**

Inception (2/26/99)
through 3/31/99                            -0.60%         -4.58%

[FN]
 *Maximum contingent deferred sales charge
  is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

Inception (2/26/99)
through 3/31/99                            -0.60%         -1.59%

[FN]
 *Maximum contingent deferred sales charge
  is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


           May 31, 1999  7  Mercury Gold and Mining Fund


STATEMENT OF ASSETS AND
LIABILITIES
As of May 31, 1999

MERCURY GOLD AND MINING FUND
Assets:
Investment in Mercury Master Gold and Mining Portfolio, at value (identified
 cost--$16,638,075) (Note 1a)                                                                $ 16,005,865
Prepaid registration fees and other assets (Note 1d)                                              171,404
                                                                                             ------------
Total assets                                                                                   16,177,269
                                                                                             ------------

Liabilities:
Payable to distributor (Note 2)                                                                     7,666
Payable to administrator (Note 2)                                                                   3,303
Accrued expenses and other liabilities                                                             99,400
                                                                                             ------------
Total liabilities                                                                                 110,369
                                                                                             ------------

Net Assets:
Net assets                                                                                   $ 16,066,900
                                                                                             ============

Net Assets Consist of:
Class I Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                                           $         52
Class A Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                                                     17
Class B Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                                                     46
Class C Shares of Common Stock, $0.0001 par value, 100,000,000
 shares authorized                                                                                     45
Paid-in capital in excess of par                                                               16,120,441
Undistributed investment income--net                                                               18,652
Undistributed realized capital gains on investments and foreign currency
 transactions from the Portfolio--net                                                             559,857
Unrealized depreciation on investments and foreign currency transactions from
 the Portfolio--net                                                                              (632,210)
                                                                                             ------------
Net assets                                                                                   $ 16,066,900
                                                                                             ============

Net Asset Value:
Class I--Based on net assets of $5,262,552 and 521,671 shares outstanding                    $      10.09
                                                                                             ============
Class A--Based on net assets of $1,676,101 and 166,251 shares outstanding                    $      10.08
                                                                                             ============
Class B--Based on net assets of $4,642,726 and 461,407 shares outstanding                    $      10.06
                                                                                             ============
Class C--Based on net assets of $4,485,521 and 445,783 shares outstanding                    $      10.06
                                                                                             ============

See Notes to Financial Statements.

           May 31, 1999  8  Mercury Gold and Mining Fund


STATEMENT OF OPERATIONS
For the Period February 26, 1999++ to May 31, 1999

MERCURY GOLD AND MINING FUND
Investment Income (Notes 1b & 1c):
Investment income allocated from the Portfolio (net of $2,737
 foreign withholding tax)                                                                    $    132,479
Expenses allocated from the Portfolio                                                             (65,157)
                                                                                             ------------
Net investment income from the Portfolio                                                           67,322
                                                                                             ------------

Expenses:
Registration fees (Note 1d)                                                 $     27,221
Offering costs                                                                    22,685
Account maintenance and distribution fees--Class B (Note 2)                       10,646
Account maintenance and distribution fees--Class C (Note 2)                       10,356
Administration fee (Note 2)                                                        9,626
Transfer agent fees--Class I (Note 2)                                              1,129
Account maintenance fees--Class A (Note 2)                                         1,120
Transfer agent fees--Class B (Note 2)                                              1,083
Transfer agent fees--Class C (Note 2)                                              1,032
Accounting services (Note 2)                                                         610
Printing and shareholder reports                                                     500
Transfer agent fees--Class A (Note 2)                                                399
                                                                            ------------
Total expenses before reimbursement                                               86,407
Reimbursement of expenses (Note 2)                                                (1,300)
                                                                            ------------
Total expenses                                                                                     85,107
                                                                                             ------------
Investment loss--net                                                                              (17,785)
                                                                                             ------------

Realized & Unrealized Gain (Loss) from the
Portfolio--Net:
Realized gain from the Portfolio on:
 Investments--net                                                                559,857
 Foreign currency transactions--net                                               11,105          570,962
                                                                            ------------
Unrealized depreciation on investments and foreign currency
 transactions from the Portfolio--net                                                            (632,210)
                                                                                             ------------
Net realized and unrealized loss on investments and foreign
 currency transactions from the Portfolio                                                         (61,248)
                                                                                             ------------
Net Decrease in Net Assets Resulting from Operations                                         $    (79,033)
                                                                                             ============


++Commencement of operations.

See Notes to Financial Statements.

           May 31, 1999  9  Mercury Gold and Mining Fund


STATEMENT OF CHANGES
IN NET ASSETS
For the Period February 26, 1999++ to May 31, 1999

MERCURY GOLD AND MINING FUND
Increase (Decrease) in Net Assets:

Operations:
Investment loss--net                                                                         $    (17,785)
Realized gain on investments and foreign currency transactions from the
 Portfolio--net                                                                                   570,962
Unrealized depreciation on investments and foreign currency transactions
 from the Portfolio--net                                                                         (632,210)
                                                                                             ------------
Net decrease in net assets resulting from operations                                              (79,033)
                                                                                             ------------

Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions                             16,045,933
                                                                                             ------------
Net Assets:
Total increase in net assets                                                                   15,966,900
Beginning of period                                                                               100,000
                                                                                             ------------
End of period*                                                                               $ 16,066,900
                                                                                             ============

*Undistributed investment income--net (Note 1g)                                              $     18,652
                                                                                             ============


++Commencement of operations.

  See Notes to Financial Statements.

           May 31, 1999  10  Mercury Gold and Mining Fund


FINANCIAL HIGHLIGHTS


MERCURY GOLD AND MINING FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                     For the Period February 26, 1999++ to May 31, 1999
Increase (Decrease) in Net Asset Value:             Class I       Class A        Class B         Class C
Per Share Operating Performance:
Net asset value, beginning of period                $  10.00       $  10.00       $  10.00       $  10.00
                                                    -----------------------------------------------------
Investment income (loss)--net                             --+++++        --+++++      (.02)          (.02)
Realized and unrealized gain on
 investments and foreign currency
 transactions from the Portfolio--net                    .09            .08            .08            .08
                                                    -----------------------------------------------------
Total from investment operations                         .09            .08            .06            .06
                                                    -----------------------------------------------------
Net asset value, end of period                      $  10.09       $  10.08       $  10.06       $  10.06
                                                    =====================================================
Total Investment Return:**
Based on net asset value per share                      .90%+++        .80%+++        .60%+++        .60%+++
                                                    =====================================================
Ratios to Average Net Assets:
Expenses, net of reimbursement++++                     3.32%*         3.62%*         4.33%*         4.31%*
                                                    =====================================================
Expenses++++                                           3.66%*         3.95%*         4.67%*         4.65%*
                                                    =====================================================
Investment income (loss)--net                           .08%*         (.06%)*        (.87%)*        (.90%)*
                                                    =====================================================
Supplemental Data:
Net assets, end of period (in thousands)            $  5,263       $  1,676       $  4,643       $  4,485
                                                    =====================================================


    *Annualized.
   **Total investment returns exclude the effects of sales loads.
   ++Commencement of operations.
 ++++Includes the Fund's share of the Portfolio's allocated expenses.
  +++Aggregate total investment return.
+++++Amount is less than $.01 per share.

     See Notes to Financial Statements.

           May 31, 1999  11  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS


Mercury Gold and Mining Fund

1 Significant Accounting Policies:
Mercury Gold and Mining Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Gold and Mining Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on February 26, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on December 2, 1998 to Mercury Asset Management International Ltd. ("Mercury International") for $100,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

           May 31, 1999  12  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $11,105 have been reclassified between undistributed net realized capital gains and undistributed net investment income and $25,332 has been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2 Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period February 26, 1999 to May 31, 1999, FAM earned fees of $9,626, of which $1,300 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                  Account
                              Maintenance Fee      Distribution Fee

Class A                            0.25%                  --
Class B                            0.25%                0.75%
Class C                            0.25%                0.75%


           May 31, 1999  13  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period February 26, 1999 to May 31, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                  MFD                MLPF&S

Class A                          $1,112              $83,486

For the period February 26, 1999 to May 31, 1999, MLPF&S received contingent deferred sales charges of $1,435 and $1,942 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3 Investments:
Increases and decreases in the Fund's investment in the Portfolio for the period February 26, 1999 to May 31, 1999 were $17,011,513 and $1,011,721, respectively.


           May 31, 1999  14  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


4 Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $16,045,933 for the period February 26, 1999 to May 31, 1999.

Transactions in capital shares for each class were as follows:

Class I Shares for the Period February 26, 1999++
to May 31, 1999                                Shares      Dollar Amount

Shares sold                                  608,076          $6,180,596
Shares redeemed                              (88,905)           (966,174)
                                          ----------          ----------
Net increase                                 519,171          $5,214,422
                                          ==========          ==========


[FN]
++Prior to February 26, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

Class A Shares for the Period February 26, 1999++
to May 31, 1999                                Shares      Dollar Amount

Shares sold                                  180,792          $1,829,006
Shares redeemed                              (17,041)           (186,405)
                                          ----------          ----------
Net increase                                 163,751          $1,642,601
                                          ==========          ==========


[FN]
++Prior to February 26, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

Class B Shares for the Period February 26, 1999++
to May 31, 1999                                Shares      Dollar Amount

Shares sold                                  485,372          $4,924,796
Shares redeemed                              (26,465)           (270,294)
                                          ----------          ----------
Net increase                                 458,907          $4,654,502
                                          ==========          ==========

[FN]
++Prior to February 26, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.

Class C Shares for the Period February 26, 1999++
to May 31, 1999                                Shares      Dollar Amount

Shares sold                                  488,313          $5,028,088
Shares redeemed                              (45,030)           (493,680)
                                          ----------          ----------
Net increase                                 443,283          $4,534,408
                                          ==========          ==========

[FN]
++Prior to February 26, 1999 (commencement of operations), the Fund issued 2,500 shares to Mercury International for $25,000.


           May 31, 1999  15  Mercury Gold and Mining Fund


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

Mercury Gold and Mining FUND

The Board of Directors and Shareholders,
Mercury Gold and Mining Fund (One of the Series constituting
Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Gold and Mining Fund as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period February 26, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Gold and Mining Fund as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period February 26, 1999 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
July 19, 1999


           May 31, 1999  16  Mercury Gold and Mining Fund



SCHEDULE OF INVESTMENTS

MERCURY MASTER GOLD AND MINING PORTFOLIO
                                                                                In US Dollars

                  Shares                                                           Value       Percent of
Industry           Held             Investments                    Cost          (Note 1a)     Net Assets
AFRICA

Ghana

Gold Mines        80,800    Ashanti Goldfields Company
                            Ltd. (GDR)**                        $   700,249       $   606,000        3.8%

                            Total Investments in Ghana              700,249           606,000        3.8

Mali

Gold Mines        80,000    Randgold Resources Limited
                            (GDR) (a)**                             404,750           340,000        2.1
                  13,500    Randgold Resources Limited
                            (GDR) (a)(b)**                           64,930            57,375        0.4

                            Total Investments in Mali               469,680           397,375        2.5

South Africa

Gold Mines        18,800    AngloGold Limited                       785,543           746,259        4.7
                 642,600    Avgold Limited (a)                      313,473           304,648        1.9
                 260,625    Driefontein Consolidated
                            Limited                                 981,428           816,744        5.1
                  98,900    Harmony Gold Mining
                            Company Limited                         463,080           483,970        3.0
                  93,800    Randfontein Estates Limited             212,814           166,571        1.0
                 119,700    Western Areas Limited (a)               350,167           305,863        1.9
                                                                -----------       -----------      ------
                                                                  3,106,505         2,824,055       17.6

Metals/           31,370    Anglo American Platinum
Non-Ferrous                 Corporation Limited                     520,397           577,742        3.6
                 136,485    Gencor Limited                          315,904           348,752        2.2
                  32,000    Impala Platinum Holdings
                            Limited                                 565,216           768,309        4.8
                                                                -----------       -----------      ------
                                                                  1,401,517         1,694,803       10.6

Multi-            11,620    Anglo American PLC (a)                  384,607           527,732        3.3
Industry

                            Total Investments in
                            South Africa                          4,892,629         5,046,590       31.5

                            Total Investments in Africa           6,062,558         6,049,965       37.8


           May 31, 1999  17  Mercury Gold and Mining Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                              In US Dollars

                  Shares                                                           Value      Percent of
Industry           Held             Investments                    Cost          (Note 1a)     Net Assets
LATIN AMERICA

Mexico

Metals/          177,300    Industrias Penoles SA (a)          $    533,829      $    453,180        2.8%
Non-Ferrous

                            Total Investments in Mexico             533,829           453,180        2.8

Peru

Gold Mines        18,800    Compania de Minas
                            Buenaventura SA                         134,649           135,084        0.9
                  44,100    Compania de Minas
                            Buenaventura SA (ADR)*                  628,814           625,669        3.9

                            Total Investments in Peru               763,463           760,753        4.8

                            Total Investments in
                            Latin America                         1,297,292         1,213,933        7.6

NORTH AMERICA

Canada

Gold Mines        73,400    Agnico-Eagle Mines Limited              419,607           399,320        2.5
                  38,400    Barrick Gold Corporation                741,065           662,400        4.1
                  60,500    Goldcorp Inc. 'A' (a)                   326,396           318,854        2.0
                 151,840    IAMGOLD, International
                            African Mining Gold
                            Corporation (a)                         427,888           330,424        2.1
                  65,400    Meridian Gold Inc. (a)                  372,285           315,770        2.0
                  43,600    Placer Dome Inc.                        487,912           485,050        3.0
                                                                -----------       -----------      ------
                                                                  2,775,153         2,511,818       15.7

Metals/           24,800    Euro-Nevada Mining
Non-Ferrous                 Corporation                             360,407           308,630        1.9
                  16,000    Franco-Nevada Mining Corp.
                            Ltd.                                    253,171           254,607        1.6
                                                                -----------       -----------      ------
                                                                    613,578           563,237        3.5
Miscella-         63,800    Aber Resources Ltd. (a)                 423,726           466,406        2.9
neous            224,400    Asia Pacific Resources
Materials &                 Ltd.(a)                                 490,340           488,324        3.1
Commodities                                                     -----------       -----------      ------
                                                                    914,066           954,730        6.0

                            Total Investments in Canada           4,302,797         4,029,785       25.2


           May 31, 1999  18  Mercury Gold and Mining Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                              In US Dollars

                  Shares                                                           Value       Percent of
Industry           Held             Investments                    Cost          (Note 1a)     Net Assets
NORTH AMERICA (concluded)

United States

Gold Mines        28,700    Newmont Mining
                            Corporation                         $   502,763       $   511,219        3.2%

Metals/           15,500    Stillwater Mining
Non-Ferrous                 Company (a)                             417,244           495,031        3.1

Miscella-         35,000    CONSOL Energy Inc. (a)                  488,581           472,500        2.9
neous
Materials &
Commodities

                            Total Investments in the
                            United States                         1,408,588         1,478,750        9.2

                            Total Investments in
                            North America                         5,711,385         5,508,535       34.4

PACIFIC BASIN/ASIA

Australia

Gold Mines       432,000    Acacia Resources Limited                552,277           463,488        2.9
                 287,900    Delta Gold NL                           423,876           395,523        2.5
                   6,875    Goldfields Limited                        4,924             4,228        0.0
                 961,700    Normandy Mining Limited                 811,577           698,350        4.4

                            Total Investments in
                            Australia                             1,792,654         1,561,589        9.8

Papua New Guinea

Gold Mines       720,800    Lihir Gold Limited (a)                  621,565           518,702        3.2

                            Total Investments in Papua
                            New Guinea                              621,565           518,702        3.2

                            Total Investments in the
                            Pacific Basin/Asia                    2,414,219         2,080,291       13.0


           May 31, 1999  19  Mercury Gold and Mining Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                              In US Dollars

                 Face              Short-Term                                      Value       Percent of
                Amount             Securities                    Cost            (Note 1a)     Net Assets
US         US$ 1,290,000    Federal Home Loan
Government                  Bank, 4.68% due
Agency                      6/01/1999                          $  1,289,497      $  1,289,497        8.1%
Obligations***

                            Total Investments in
                            Short-Term Securities                 1,289,497         1,289,497        8.1

                            Total Investments                  $ 16,774,951        16,142,221      100.9
                                                               ============
                            Liabilities in Excess of
                            Other Assets                                             (136,254)      (0.9)
                                                                                 ------------      ------
                            Net Assets                                           $ 16,005,967      100.0%
                                                                                 ============      ======

  *American Depositary Receipts (ADR).
 **Global Depositary Receipts (GDR).
***Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
(a)Non-income producing security.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

See Notes to Financial Statements.


           May 31, 1999  20  Mercury Gold and Mining Fund

STATEMENT OF ASSETS AND
LIABILITIES
As of May 31, 1999

MERCURY MASTER GOLD AND MINING PORTFOLIO
Assets:
Investments at value (identified cost--$16,774,951) (Note 1a)                                $ 16,142,221
Cash                                                                                                  542
Receivables:
 Securities sold                                                            $    330,350
 Dividends                                                                        43,271
 Contributions                                                                    17,489          391,110
                                                                            ------------
Prepaid expenses and other assets                                                                   8,043
                                                                                             ------------
Total assets                                                                                   16,541,916
                                                                                             ------------


Liabilities:
Payables:
 Securities purchased                                                            314,038
 Custodian bank (Note 1f)                                                        121,196
 Withdrawals                                                                      55,105
 Investment adviser (Note 2)                                                       6,000          496,339
                                                                            ------------
Accrued expenses and other liabilities                                                             39,610
                                                                                             ------------
Total liabilities                                                                                 535,949
                                                                                             ------------

Net Assets:

Net assets                                                                                   $ 16,005,967
                                                                                             ============

Net Assets Consist of:

Partners' capital                                                                            $ 16,638,180
Unrealized depreciation on investments and foreign currency
 transactions--net                                                                               (632,213)
                                                                                             ------------
Net assets                                                                                   $ 16,005,967
                                                                                             ============

See Notes to Financial Statements.

           May 31, 1999  21  Mercury Gold and Mining Fund


STATEMENT OF OPERATIONS
For the Period February 26, 1999++ to May 31, 1999

MERCURY MASTER GOLD AND MINING PORTFOLIO
Investment Income (Notes 1d & 1e):
Dividends (net of $2,737 foreign withholding tax)                                            $    108,908
Interest and discount earned                                                                       23,571
                                                                                             ------------
Total income                                                                                      132,479
                                                                                             ------------

Expenses:
Investment advisory fees (Note 2)                                           $     28,743
Custodian fees                                                                    23,921
Accounting services (Note 2)                                                      10,460
Trustees' fees and expenses                                                        6,100
Professional fees                                                                  3,000
Offering costs                                                                     2,647
Pricing fees                                                                       1,550
Other                                                                                317
                                                                            ------------
Total expenses before reimbursement                                               76,738
Reimbursement of expenses (Note 2)                                               (11,581)
                                                                            ------------
Total expenses                                                                                     65,157
                                                                                             ------------
Investment income--net                                                                             67,322
                                                                                             ------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net (Notes 1b,
1c, 1e & 3):
Realized gain from:
 Investments--net                                                                559,860
 Foreign currency transactions--net                                               11,105          570,965
                                                                            ------------
Unrealized appreciation (depreciation) on:
 Investments--net                                                               (632,730)
 Foreign currency transactions--net                                                  517         (632,213)
                                                                            ------------     ------------
Net realized and unrealized loss on investments and foreign
 currency transactions                                                                            (61,248)
                                                                                             ------------
Net Increase in Net Assets Resulting from Operations                                         $      6,074
                                                                                             ============

++Commencement of operations.

  See Notes to Financial Statements.


           May 31, 1999  22  Mercury Gold and Mining Fund

STATEMENT OF CHANGES
IN NET ASSETS
For the Period February 26, 1999++ to May 31, 1999

MERCURY MASTER GOLD AND MINING PORTFOLIO

Increase in Net Assets:

Operations:
Investment income--net                                                                       $     67,322
Realized gain on investments and foreign currency transactions--net                               570,965
Unrealized depreciation on investments and foreign currency transactions--net                    (632,213)
                                                                                             ------------
Net increase in net assets resulting from operations                                                6,074
                                                                                             ------------
Net Capital Contributions:
Increase in net assets derived from net capital contributions                                  15,999,893
                                                                                             ------------
Net Assets:
Total increase in net assets                                                                   16,005,967
Beginning of period                                                                                    --
                                                                                             ------------
End of period                                                                                $ 16,005,967
                                                                                             ============

++Commencement of operations.

  See Notes to Financial Statements.

           May 31, 1999  23  Mercury Gold and Mining Fund


FINANCIAL HIGHLIGHTS

MERCURY MASTER GOLD AND MINING PORTFOLIO
The following ratios have been derived from information provided in the
financial statements.                                                                       For the Period
                                                                                         February 26, 1999++
                                                                                           to May 31, 1999
Ratios to Average Net Assets:
Expenses, net of reimbursement                                                                      1.70%*
                                                                                             ============
Expenses                                                                                            2.00%*
                                                                                             ============
Investment income--net                                                                              1.76%*
                                                                                             ============

Supplemental Data:
Net assets, end of period (in thousands)                                                     $     16,006
                                                                                             ============
Portfolio turnover                                                                                 32.95%
                                                                                             ============

 *Annualized.
++Commencement of operations.

See Notes to Financial Statements.


           May 31, 1999  24  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER GOLD AND MINING PORTFOLIO

1 Significant Accounting Policies:
Mercury Master Gold and Mining Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is


           May 31, 1999  25  Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

* Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


           May 31, 1999  26  Mercury Gold and Mining Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Custodian Bank--The Portfolio recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

2 Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.75% of the average daily value of the Portfolios' net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement. For the period February 26, 1999 to May 31, 1999, Mercury International earned fees of $28,743, of which $11,581 was voluntarily waived.

Accounting services are provided to the Portfolio by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury
International, FAM, PSI, and/or ML & Co.


           May 31, 1999  27  Mercury Gold and Mining Fund



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


3 Investments:
Purchases and sales of investments, excluding short-term securities, for the period February 26, 1999 to May 31, 1999 were $18,719,228 and $3,793,634, respectively.

Net realized gains for the period February 26, 1999 to May 31, 1999 and net unrealized gains (losses) as of May 31, 1999 were as follows:

                                             Realized         Unrealized
                                              Gains         Gains (Losses)

Long-term investments                      $ 559,860           $(632,730)
Foreign currency transactions                 11,105                 517
                                           ---------           ---------
Total                                      $ 570,965           $(632,213)
                                           =========           =========

As of May 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $728,819, of which $508,695 related to appreciated securities and $1,237,514 related to depreciated securities. At May 31, 1999, the aggregate cost of investments for Federal income tax purposes was $16,871,040.

4 Commitments:
At May 31, 1999, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $46,000.


           May 31, 1999  28  Mercury Gold and Mining Fund



<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT


Mercury Master Gold and Mining Portfolio

The Board of Trustees and Shareholders,
Mercury Master Gold and Mining Portfolio (One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master Gold and Mining Portfolio, including the schedule of investments, as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period February 26, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master Gold and Mining Portfolio as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period February 26, 1999 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
July 19, 1999


           May 31, 1999  29  Mercury Gold and Mining Fund



PORTFOLIO INFORMATION


WORLDWIDE INVESTMENTS AS OF May 31, 1999 (unaudited)


                                                        Percent of
Ten Largest Holdings                                    Net Assets

Driefontein Consolidated
Limited                                                    5.1%

Impala Platinum Holdings
Limited                                                    4.8

Compania de Minas
Buenaventura SA*                                           4.8

AngloGold Limited                                          4.7

Normandy Mining Limited                                    4.4

Barrick Gold Corporation                                   4.1

Ashanti Goldfields Company
Ltd. (GDR)                                                 3.8

Anglo American Platinum
Corporation Limited                                        3.6

Anglo American PLC                                         3.3

Lihir Gold Limited                                         3.2

[FN]
*Includes combined holdings.


           May 31, 1999  30  Mercury Gold and Mining Fund



OFFICERS AND DIRECTORS


Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
   Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
   Treasurer
Robert E. Putney, III, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484

(888) 763-2260


           May 31, 1999  31  Mercury Gold and Mining Fund